Document And Entity Information	Oct. 25, 2023
Document Information [Line Items]
Entity, Registrant Name	ETHAN ALLEN INTERIORS INC.
Document, Type	8-K
Document, Period End Date	Oct. 25, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-11692
Entity, Tax Identification Number	06-1275288
Entity, Address, Address Line One	25 Lake Avenue Ext.
Entity, Address, City or Town	Danbury
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06811-5286
City Area Code	203
Local Phone Number	743-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	ETD
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000896156